SHARE CAPITAL - Schedule of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income attributable to shareholders	$ 475,978	$ 538,396
Denominator:
Weighted average number of common shares - basic	214,092,000	234,273,000
Weighted average effect of dilutive stock options and RSU awards (in shares)	1,527,000	976,000
Weighted average number of common shares - diluted	215,619,000	235,249,000
Net earnings per common share attributable to shareholders
Basic earnings per share attributable to shareholders (in CAD per share)	$ 2.22	$ 2.30
Diluted earnings per share attributable to shareholders (in CAD per share)	$ 2.21	$ 2.29
Employee share option
Net earnings per common share attributable to shareholders
Weighted average number of diluted common shares excluded from calculation	2,606,000	5,584,000